TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2019
TRADE RECEIVABLES [abstract]
Disclosure of trade receivables

19        TRADE RECEIVABLES

	2018	2019
	RMB’000	RMB’000

Trade receivables	3,922,829	4,563,219
Including: receivables from related parties	2,949,492	3,477,558
Less: Provision for impairment of receivables	(61,212)	(61,135)
	3,861,617	4,502,084

As at December 31, 2018 and 2019, the Group’s trade receivables were all denominated in RMB. The majority of the trade receivable were from state-owned railroad companies or companies in transportation industry.

The passenger railroad services are usually transacted on a cash basis. The Group does not have formal contractual credit terms agreed with its customers for freight services but the trade receivables are usually settled within a period less than one year. As a result, the Group regards any receivable balance within one year being not overdue. The aging analysis of the outstanding trade receivables is as follows:

	2019	2018
	RMB’000	RMB’000

Within 1 year	3,558,842	3,034,930
Over 1 year but within 2 years	747,600	524,652
Over 2 years but within 3 years	172,482	231,879
Over 3 years	84,295	131,368
	4,563,219	3,922,829

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss provision for all trade receivables.

Movements on the provision for impairment of trade receivables are as follows:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000

At December 31	4,965	6,203	61,212
Change of accounting policy	-	60,704	-
At January 1	4,965	66,907	61,212
Provision for impairment	5,904	-	-
Reversal of impairment loss provision	-	(5,689)	-
Written-off	(4,666)	(6)	(77)
At December 31	6,203	61,212	61,135

The maximum exposure to credit risk at the reporting date is the carrying value mentioned above. The Group does not hold any collateral as security.